Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions			9 Months Ended
	Jul. 31, 2020	Nov. 01, 2019	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Aug. 01, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of property, plant and equipment and intangibles [line items]
Equity	$ 86,374		$ 86,374	$ 85,040	$ 83,625		$ 82,354	$ 81,921	$ 79,861
Goodwill	$ 11,356		$ 11,356		11,236
Export Development Canada [Member]
Disclosure of property, plant and equipment and intangibles [line items]
Guaranteed loan receivables, Percentage			80.00%
Caribbean Banking [member]
Disclosure of property, plant and equipment and intangibles [line items]
Reduction in future cash flows to determine sensitivity of current estimate of fair value less costs of disposal	10.00%		10.00%
Pretax discount rate for future cash flows	11.40%		11.40%			11.90%
Terminal growth rate	3.70%		3.70%			4.20%
A 50 bps change in the terminal growth rate would Increase in recoverable amount of goodwill	$ 264		$ 264
A 50 bps change in the terminal growth rate would decrease in recoverable amount of goodwill	227		227
Goodwill	1,737		$ 1,737		1,727
A 50 bps change in the discount rate would Increase in recoverable amount of goodwill	333
A 50 bps change in the discount rate would decrease in recoverable amount of goodwill	287
Decrease in recoverable amount of goodwill due to percentage reduction in cash flow forecast	$ 392
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity		$ (94)			$ (107)
Adoption of IFRS 16 [member]
Disclosure of property, plant and equipment and intangibles [line items]
Increase in total assets due to IFRS 16		5,084
Increase (decrease) in retained earnings		$ (107)
Decrease in CET1 ratio		0.14%
Weighted average incremental borrowing rate		2.30%
Increase in total liabilities due to IFRS 16		$ 5,191
Bottom of range [member] | Business Development Bank Of Canada [Member]
Disclosure of property, plant and equipment and intangibles [line items]
Loans receivables classified as financial assets, Percentage			10.00%
Top of range [member] | Business Development Bank Of Canada [Member]
Disclosure of property, plant and equipment and intangibles [line items]
Loans receivables classified as financial assets, Percentage			20.00%